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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00216

Nicholas High Income Fund, Inc.
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  (Exact name of registrant as specified in charter)

700 North Water Street
Milwaukee, Wisconsin 53202
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  (Address of principle executive offices)

Jeffrey T. May, Senior Vice President & Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
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  (Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of Fiscal year-end: 12/31/2011

Date of reporting period: 07/01/2010 - 06/30/2011

Item 1. Proxy Voting Record

Account Name: Nicholas High Income Fund, Inc.

AT&T INC.

Ticker:       T              Security ID:  00206R102
Meeting Date: APR 29, 2011   Meeting Type: Annual
Record Date:  MAR 01, 2011
#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Randall L. Stephenson    For       For          Management
2     Elect Director Gilbert F. Amelio        For       For          Management
3     Elect Director Reuben V. Anderson       For       For          Management
4     Elect Director James H. Blanchard       For       For          Management
5     Elect Director Jaime Chico Pardo        For       For          Management
6     Elect Director James P. Kelly           For       For          Management
7     Elect Director Jon C. Madonna           For       For          Management
8     Elect Director Lynn M. Martin           For       For          Management
9     Elect Director John B. McCoy            For       For          Management
10    Elect Director Joyce M. Roche           For       For          Management
11    Elect Director Matthew K. Rose          For       For          Management
12    Elect Director Laura D Andrea Tyson     For       For          Management
13    Ratify Auditors                         For       For          Management
14    Approve Omnibus Stock Plan              For       For          Management
15    Advisory Vote to Ratify Named Executive For       For          Management
      Officers' Compensation
16    Advisory Vote on Say on Pay Frequency   Three     One Year     Management
                                              Years
17    Report on Political Contributions       Against   For          Shareholder
18    Amend Articles/Bylaws/Charter -- Call   Against   For          Shareholder
      Special Meetings
19    Provide Right to Act by Written Consent Against   For          Shareholder

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DIGITAL REALTY TRUST, INC.
Ticker:       DLR            Security ID:  253868103
Meeting Date: APR 25, 2011   Meeting Type: Annual
Record Date:  MAR 07, 2011
#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Richard A. Magnuson      For       For          Management
1.2   Elect Director Michael F. Foust         For       For          Management
1.3   Elect Director Laurence A. Chapman      For       For          Management
1.4   Elect Director Kathleen Earley          For       For          Management
1.5   Elect Director Ruann F. Ernst           For       For          Management
1.6   Elect Director Dennis E. Singleton      For       For          Management
1.7   Elect Director Robert H. Zerbst         For       For          Management
2     Ratify Auditors                         For       For          Management
3     Advisory Vote to Ratify Named Executive For       For          Management
      Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   Three     One Year     Management
                                              Years

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OLD REPUBLIC INTERNATIONAL CORPORATION
Ticker:       ORI            Security ID:  680223104
Meeting Date: MAY 27, 2011   Meeting Type: Annual
Record Date:  APR 05, 2011
#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director James C. Hellauer        For       For          Management
1.2   Elect Director Arnold L. Steiner        For       For          Management
1.3   Elect Director Fredricka Taubitz        For       For          Management
1.4   Elect Director Aldo C. Zucaro           For       For          Management
2     Ratify Auditors                         For       For          Management
3     Advisory Vote to Ratify Named Executive For       For          Management
      Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   Three     One Year     Management
                                              Years

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VERIZON COMMUNICATIONS INC.
Ticker:       VZ             Security ID:  92343V104
Meeting Date: MAY 05, 2011   Meeting Type: Annual
Record Date:  MAR 07, 2011
#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Richard L. Carrion       For       For          Management
2     Elect Director M. Frances Keeth         For       For          Management
3     Elect Director Robert W. Lane           For       For          Management
4     Elect Director Lowell C. Mcadam         For       For          Management
5     Elect Director Sandra O. Moose          For       For          Management
6     Elect Director Joseph Neubauer          For       For          Management
7     Elect Director Donald T. Nicolaisen     For       For          Management
8     Elect Director Clarence Otis, Jr.       For       For          Management
9     Elect Director Hugh B. Price            For       For          Management
10    Elect Director Ivan G. Seidenberg       For       For          Management
11    Elect Director Rodney E. Slater         For       For          Management
12    Elect Director John W. Snow             For       For          Management
13    Ratify Auditors                         For       For          Management
14    Advisory Vote to Ratify Named Executive For       For          Management
      Officers' Compensation
15    Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
16    Disclose Prior Government Service       Against   Against      Shareholder
17    Performance-Based Equity Awards         Against   For          Shareholder
18    Restore or Provide for Cumulative       Against   For          Shareholder
      Voting
19    Amend Articles/Bylaws/Charter -- Call   Against   For          Shareholder
      Special Meetings
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Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'

Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nicholas High Income Fund, Inc.

By (Signature and Title)	/s/ David O. Nicholas
David O. Nicholas, Principal Executive Officer

Date	08/26/2011